[Graphic]

J. Christopher Donahue
President
Federated Bond Fund

President's Message

Dear Shareholder:

Federated Bond Fund was created in 1987, and I am pleased to present its 12th Semi-Annual Report. As of April 30, 1999, this $1.1 billion fund held 130 corporate bonds and over 50% of these issues were rated A or better. The fund is attractive to investors desiring generous monthly income. The fund's asset growth is evidence of investors acceptance of the long-term performance and income records. Since the fund's inception in 1987, the fund's net asset value has been relatively stable and dividend income has been generous.

This report covers the first half of the fund's fiscal year which is the six-month period from November 1, 1998 through April 30, 1999. It begins with an interview with the fund's portfolio manager, Joseph Balestrino, Senior Vice President of Federated Investment Management Company. Following his discus sion, detailing both the U.S. bond market and recent activity in the fund's portfolio, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

In a highly volatile interest rate environment, Federated Bond Fund continued to produce a strong income stream and competitive total return performance as compared to its peer group, the Lipper Corporate BBB-Rated Bond Funds Aver age. 1 Individual share class total return performance for the six-month reporting period, including capital appreciation and income distributions, follows.2


                 TOTAL RETURN INCOME NET ASSET VALUE CHANGE
Class A Shares 2.27% $0.34 $9.82 to $9.70 = (1%) Class B Shares 1.78% $0.31
$9.83 to $9.70 = (1%) Class C Shares 1.89% $0.31 $9.83 to $9.71 = (1%) Class F
Shares 2.27% $0.34 $9.83 to $9.71 = (1%)


1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as fall ing into the category indicated. Lipper returns do not take sales charges into account.

2 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C, and F Shares were (2.30%), (3.65%), 0.90%, and 0.26%, respec tively.

The fund's portfolio of corporate bonds reflected an emphasis on diversifica tion and quality. On April 30, 1999, the fund's $1.1 billion portfolio was comprised of more than 170 individual bond issues. The majority of the fund's assets were invested in investment-grade bonds. Approximately 24% of the fund's assets were invested in high-yield bonds, which, as Joseph notes, pro vided above-average income distributions for shareholders and enhanced price appreciation in this favorable economic climate. 3 The fund's average dura tion was 6.1 years as of April 30, 1999.

Thank you for participating in Federated Bond Fund. Remember, it is easy to increase your participation in the performance potential of a diversified bond portfolio by reinvesting your monthly earnings automatically in addi tional fund shares.

As always, we welcome your comments, questions and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President

June 15, 1999

3 Lower rated bonds involve a higher degree of risk than investment-grade bonds in return for higher yield potential.

[Graphic]

Joseph Balestrino
Senior Vice President

Federated Investment Management Company

Investment Review

WHAT ARE YOUR COMMENTS ON THE BOND MARKET DURING THE FIRST HALF OF THE FUND'S FISCAL YEAR, WHICH SAW RATES RISE AS INVESTORS' "FLIGHT TO QUALITY" SUBSIDED?

The bond market completely reversed course over the six-month period ended April 30, 1999. The global financial crises from July 1998 to October 1998 had indeed created a massive "flight to quality," as investors sought the safety of U.S. Treasury securities in an attempt to lessen the impact of falling stock markets around the world. As a result, domestic interest rates fell to the lowest levels seen in many years.

Over the past six months, however, there was much improvement in global eco nomic conditions and associated stock market levels, certainly due in part to over 100 instances of central banks reducing interest rates and increasing global liquidity. In this more recent environment, domestic interest rates rose, and the higher yielding bond sectors (emerging markets, corporate bonds and mortgage-backed securities) outperformed pure U.S. Treasuries. Total returns in most high-quality bond sectors were slightly positive as a portion of the earned income was offset by price declines due to higher interest rates.

HOW DID THE CORPORATE BOND MARKETS, HIGH-QUALITY AS WELL AS HIGH-YIELD, PER FORM OVER THE SIX-MONTH REPORTING PERIOD?

The answer ranges from relatively well for high-quality corporate bonds ver sus Treasuries to exceedingly well for the lower quality high-yield market. The high-quality corporate bond market generated returns in excess of Trea sury securities as investor confidence returned to the global marketplace. However, the return was muted due to the higher interest rate impact creating price declines. The high-yield bond market, on the other hand, delivered strong positive returns due to a closer correlation with both gen eral economic activity and stock market trends. Thus, high-quality corporate bonds experienced income along with smaller price declines, while high-yield corporate bonds experienced higher income flow and price appreciation.

DURING THE SIX-MONTH REPORTING PERIOD, HOW DID THE FUND'S TOTAL RETURNS MEA SURE UP AGAINST ITS PEERS?

For the six-month reporting period ended April 30, 1999, the fund's Class A, B, C, and F Shares produced total returns of 2.27%, 1.78%, 1.89%, and 2.27%, respectively, based on net asset value. 1 These returns were competitive with the 2.13% total return of the average corporate bond fund as measured by the Lipper Corporate BBB- Rated Bond Funds Average.

DID YOU MAKE ANY ADJUSTMENTS TO THE FUND'S PORTFOLIO IN TERMS OF DURATION AND QUALITY?

During the six-month reporting period, the overall portfolio maintained its duration target but has continually increased its allocation to the high-yield bond market since the third quarter of 1998. Federated Bond Fund's average duration as of April 30, 1999 was 6.1 years. Fund management had con cluded that global financial crises took high-yield bond levels below the point of fundamental value, and thus, we have been adding to this sector steadily. As a result, fund shareholders were able to participate more directly in the appreciation of the high-yield bond market, while still own ing an overall higher quality bond portfolio. On April 30, 1999, 23.8% of the fund's total assets were invested in high-yield securities, as opposed to 20.5% six months earlier.

INCOME IS AN IMPORTANT CONSIDERATION TO MANY SHAREHOLDERS. WHAT WERE THE FUND'S YIELDS ON APRIL 30, 1999?

On April 30, 1999, the fund's daily distribution rate, 2 based on net asset value, was 7.05% for Class A Shares compared to the 10-year Treasury rate, which was 5.34% on that same day. The fund's daily distribution rates for Class B, C, and F Shares were 6.31%, 6.30%, and 7.04%, respectively, based on net asset value. The fund's 30-day SEC yields on April 30, 1999 for Class A, B, C, and F Shares were 6.82%, 6.01%, 6.00%, and 6.79%, respectively.3

1 Performance quoted is based on net asset value, represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charges), for Class A, B, C, and F Shares were (2.30%), (3.65%), 0.90%, and 0.26%, respectively.

2 The 30-day distribution rate reflects actual distributions made to share holders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. The daily distribution rates based on offering price (i.e., less any applicable sales charges), for Class A Shares and Class F Shares were 6.73% and 6.97%, respectively.

3 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The fund's 30-day SEC yields for Class A Shares and Class F Shares were 6.82% and 6.79%, respectively.

WHAT WERE THE FUND'S TOP TEN HOLDINGS AS OF APRIL 30, 1999, AND HOW WERE THE FUND'S ASSETS ALLOCATED ACCORDING TO BOND QUALITY?


                               PERCENTAGE OF

NAME/COUPON/MATURITY           NET ASSETS

U.S. Treasury Bond, 8.00%
due 11/15/2021                   1.59%
Figgie International

Holdings Inc., Sr. Note,
9.875% due 10/01/1999            1.54%

U.S. Treasury Bond,
11.625% due 11/15/2004           1.50%

U.S. Treasury Bond, 8.50%
due 02/15/2020                   1.30%

Anixter International,
Inc., 8.00% due 09/15/2003       1.13%

Shopko Stores, Sr. Note,
9.25% due 3/15/2022              1.11%
Trans Ocean Container

Corp., Sr. Sub. Note,
12.25% due 7/1/2004              1.08%

TKR Cable Inc., Deb.,
10.50% due 10/30/2007            1.06%

Dell Computer Corp., Deb.,
7.10% due 04/15/2028             1.02%

Continental Cablevision,
Sr. Deb., 9.50% due

8/1/2013                         0.98%
TOTAL                           12.31%


       PERCENTAGE OF
       NET ASSETS

AAA    17.34%
AA      4.40%
A      22.86%
BBB    29.97%
BB      9.59%
B      15.84%


AS WE REACH THE MID-POINT OF 1999, WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?

Over the past year, the bond market has been subject to relatively large val uation changes, as the global economic marketplace has swung from regional recessions and currency disruptions to activity rebounds and stock market appreciation. Domestic interest rates have increased thus far in calendar year 1999, as the domestic economy has surpassed most market expectations. The combination of a stronger economy fueled by continued consumer spending and higher rates now seems more in balance. Thus, a neutral position on the bond market seems appropriate given that neither a recession nor an infla tionary boom appears likely over the near term. As such, the fund's portfolio will look to add incremental value through security and sector selection, as opposed to interest rate anticipation strategies.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $12,000 IN THE CLASS F SHARES OF FEDERATED BOND FUND ON 5/20/87, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $34,563 ON 4/30/99. YOU WOULD HAVE EARNED A 9.26% 1 AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/99, Class A Shares' 1-year and since inception (6/28/95) average annual total returns were (1.34%) and 6.31%, respectively. Class B Shares' 1-year and since inception (6/28/95) average annual total returns were (2.81%) and 6.13%, respectively. Class C Shares' 1-year and since inception (6/28/95) average annual total returns were 1.53% and 6.83%, respectively. Class F Shares' 1-year, 5-year, and 10-year average annual total returns were 1.30%, 7.86%, and 9.48%, respectively. 2

[Graphic A1 omitted.  See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and the 1.00% contingent deferred sales charge for Class F Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 11 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $22,247.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Feder ated Bond Fund on 5/20/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $12,000, but your account would have reached a total value of $22,247 1 by 4/30/99. You would have earned an average annual total return of 9.30%.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic A2 omitted. See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile-

Investing for High Monthly Income

John and Joan Wicker are a fictional couple who, like many other sharehold ers, look for high monthly income opportunities.

John is an attorney in his late forties with an established client base. Joan is a school teacher. On April 30, 1989, the Wickers invested $20,000 in the Class F Shares of Federated Bond Fund.

As this chart shows, their original $20,000 investment has grown to $50,050. This represents a 9.61% average annual total return. For John and Joan, that means extra money to supplement their daughter's college tuition.

[Graphic A3 omitted. See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)

PRINCIPAL

AMOUNT                                                         VALUE

                    CORPORATE BONDS-61.6%
                    AEROSPACE & DEFENSE-0.8%

  $  2,250,000      McDonnell-Douglas Corp.,

                    Note, 9.40%, 10/15/2001          $     2,287,800
     5,750,000      Raytheon Co., 6.15%,
                    11/1/2008                              5,645,120
     1,300,000      Raytheon Co., 7.00%,
                    11/1/2028                              1,304,407
                    TOTAL                                  9,237,327

                    AIR TRANSPORTATION-0.2%
     1,995,000      Southwest Airlines Co.,

                    Deb., 7.375%, 3/1/2027                 2,055,349

                    AUTOMOBILE-2.0%
     8,275,000      Arvin Industries, Inc.,

                    9.50%, 2/1/2027                        8,784,243
     7,000,000      Dana Corp., Note, 7.00%,
                    3/15/2028                              6,754,860
     7,000,000      Hertz Corp., Sr. Note,
                    7.00%, 1/15/2028                       6,820,520
                    TOTAL                                 22,359,623

                    AUTOMOTIVE-1.5%
     4,200,000      Dana Corp., Note, 6.25%,

                    3/1/2004                               4,205,418
     2,000,000      Dana Corp., Note, 7.00%,
                    3/1/2029                               1,929,220
     2,000,000      General Motors Corp.,
                    Note, 9.45%, 11/1/2011                 2,491,500
     8,000,000      Meritor Automotive, Inc.,
                    Note, 6.80%, 2/15/2009                 7,931,816
                    TOTAL                                 16,557,954

                    BANKING-6.7%
     4,750,000      ABN-AMRO Bank NV, Chicago,

                    Sub. Deb., 7.30%,

                    12/1/2026                              4,556,675

     5,250,000      Banco Santander SA, Bank
                    Guarantee, 7.875%,

                    4/15/2005                              5,602,380
     2,500,000      Banco Santander SA, Sub.
                    Note, 7.25%, 11/1/2015                 2,519,900
     6,000,000      Barclays North America,
                    Deb., 9.75%, 5/15/2021                 6,693,540
     5,675,000      City National Bank, Sub.
                    Note, 6.375%, 1/15/2008                5,572,509
     2,750,000      Crestar Financial Corp.,
                    Sub. Note, 8.75%,

                    11/15/2004                             3,086,270
     3,800,000 1, 2 Den Danske Bank Group,
                    Note, 7.40%, 6/15/2010                 3,937,826
     1,400,000 1, 2 Den Danske Bank Group, Sub.
                    Note, 7.25%, 6/15/2005                 1,459,654
     5,740,000      FirstBank Puerto Rico,
                    Sub. Note, 7.625%,

                    12/20/2005                             5,649,021
    10,000,000      Merita Bank PLC, Sub. Note,
                    6.50%, 4/1/2009                        9,899,850
     6,000,000      National Australia Bank,
                    Ltd., Melbourne, Sub.
                    Note, Series B, 6.60%,

                    12/10/2007                             6,039,960
     8,150,000      National Bank of Canada,
                    Montreal, Sub. Note,

                    8.125%, 8/15/2004                      8,583,743

PRINCIPAL

AMOUNT                                                         VALUE

                    CORPORATE BONDS-continued

                    BANKING-CONTINUED
 $   6,300,000      Republic New York Corp.,

                    Sub. Note, 7.75%,

                    5/15/2009                       $      6,853,518
     3,800,000 1, 2 Swedbank, Sub., 7.50%,
                    11/29/2049                             3,778,329
                    TOTAL                                 74,233,175

                    BEVERAGE & TOBACCO-0.9%
       650,000      Anheuser-Busch Cos., Inc.,

                    Sr. Note, 7.10%, 6/15/2007               674,394
     8,250,000      Philip Morris Cos., Inc.,
                    Deb., 7.75%, 1/15/2027                 8,745,990
                    TOTAL                                  9,420,384

                    CABLE TELEVISION-3.0%
     4,500,000      CF Cable TV, Inc., Note,

                    9.125%, 7/15/2007                      4,840,335
     4,500,000      Comcast Corp., Note,
                    8.50%, 5/1/2027                        5,345,055
     9,090,000      Continental Cablevision,
                    Sr. Deb., 9.50%, 8/1/2013             10,837,189
    10,835,000      TKR Cable, Inc., Deb.,
                    10.50%, 10/30/2007                    11,705,376
                    TOTAL                                 32,727,955

                    ECOLOGICAL SERVICES &

                    EQUIPMENT-1.5%
     7,750,000      USA Waste Services, Inc.,

                    Sr. Note, 7.125%,

                    10/1/2007                              8,060,620
     8,210,000      WMX Technologies, Inc.,
                    Deb., 8.75%, 5/1/2018                  9,012,938
                    TOTAL                                 17,073,558

                    EDUCATION-1.3%
    10,100,000      Boston University, 7.625%,

                    7/15/2097                             10,583,285
     3,000,000      Harvard University,
                    Revenue Bonds, 8.125%,

                    4/15/2007                              3,370,350
                    TOTAL                                 13,953,635

                    ELECTRONICS-1.5%
    11,950,000      Anixter International,

                    Inc., Company Guarantee,

                    8.00%, 9/15/2003                      12,415,333
     4,165,000      Harris Corp., Deb.,
                    10.375%, 12/1/2018                     4,400,281
                    TOTAL                                 16,815,614

                    FINANCE - AUTOMOTIVE-0.1%
       385,000      Ford Motor Credit Corp.,

                    Note, 7.00%, 9/25/2001                   396,003
       300,000      Ford Motor Credit Corp.,
                    Note, 7.57%, 5/16/2005                   305,385
       700,000      General Motors Acceptance
                    Corp., Note, 6.75%,

                    6/10/2002                                716,821
                    TOTAL                                  1,418,209
                    FINANCIAL INTERMEDIARIES-4.0%
     6,000,000 1, 2 Amvescap PLC, Sr. Note,

                    6.60%, 5/15/2005                       5,917,740

     7,150,000      Donaldson, Lufkin and
                    Jenrette Securities Corp.,

                    Note, 6.875%, 11/1/2005                7,301,723
     8,296,000      Green Tree Financial
                    Corp., Sr. Sub. Note,

                    10.25%, 6/1/2002                       8,879,458

PRINCIPAL

AMOUNT                                                         VALUE

                    CORPORATE BONDS-continued
                    FINANCIAL INTERMEDIARIES-

                    CONTINUED
 $   6,000,000      Lehman Brothers Holdings,

                    Inc., Note, 6.625%,

                    2/5/2006                        $      5,949,240
     7,325,000      Lehman Brothers, Inc., Sr.
                    Sub. Note, 7.375%,

                    1/15/2007                              7,509,443
       425,000      Merrill Lynch & Co., Inc.,
                    Sr. Note, 7.15%, 7/30/2012               425,633
     4,250,000      Merrill Lynch & Co., Inc.,
                    Sr. Unsub., 6.00%,

                    2/17/2009                              4,104,097

     3,612,672 1, 2 World Financial, Pass Thru
                    Cert., Series 96 WFP-B,

                    6.91%, 9/1/2013                        3,632,343
                    TOTAL                                 43,719,677

                    FOOD & DRUG RETAILERS-0.0%
        25,000      McDonald's Corp., Note,

                    6.75%, 2/15/2003                          25,286
       550,000      McDonald's Corp., Note,
                    7.375%, 7/15/2002                        552,810
                    TOTAL                                    578,096

                    FOREST PRODUCTS-2.0%
     6,000,000      Donohue Forest Products,

                    7.625%, 5/15/2007                      6,273,720
     3,800,000      Fort James Corp., Sr. Note,
                    6.234%, 3/15/2001                      3,826,220
     2,850,000      Pope & Talbot, Inc.,
                    8.375%, 6/1/2013                       2,624,935
     8,850,000      Quno Corp., Sr. Note,
                    9.125%, 5/15/2005                      9,438,613
                    TOTAL                                 22,163,488

                    HEALTHCARE-0.6%

       300,000      Columbia/HCA Healthcare
                    Corp., Note, 6.87%,

                    9/15/2003                                285,756
     3,200,000      Tenet Healthcare Corp.,
                    Sr. Note, 8.00%, 1/15/2005             3,240,000
     3,000,000 1, 2 Tenet Healthcare Corp.,
                    Sr. Sub., 8.125%,

                    12/1/2008                              2,985,000
                    TOTAL                                  6,510,756

                    INDUSTRIAL PRODUCTS &

                    EQUIPMENT-2.2%

    16,722,000      Figgie International
                    Holdings, Inc., Sr. Note,

                    9.875%, 10/1/1999                     16,955,272
     7,095,000      Southdown, Inc., Sr. Sub.
                    Note, 10.00%, 3/1/2006                 7,900,282
                    TOTAL                                 24,855,554

                    INSURANCE-7.7%
     6,000,000      Allmerica Financial Corp.,

                    Sr. Note, 7.625%,

                    10/15/2025                             6,210,960
       450,000      American General Corp.,
                    Note, 7.75%, 4/1/2005                    482,989
     8,000,000      CNA Financial Corp., Bond,
                    6.95%, 1/15/2018                       7,547,600
     5,800,000      Conseco, Inc., Note,
                    6.40%, 2/10/2003                       5,666,020
     7,025,000      Conseco, Inc., Sr. Note,
                    10.50%, 12/15/2004                     8,017,703
     2,950,000      Delphi Financial Group,
                    Inc., 9.31%, 3/25/2027                 2,802,146
    10,350,000      Delphi Financial Group,
                    Inc., Note, 8.00%,

                    10/1/2003                             10,562,278
     3,460,000      GEICO Corp., Deb., 9.15%,
                    9/15/2021                              3,846,586

PRINCIPAL

AMOUNT                                                         VALUE

                    CORPORATE BONDS-continued

                    INSURANCE-CONTINUED
 $   7,800,000 1, 2 Life Re Capital Trust I,
                    Company Guarantee, 8.72%,

                    6/15/2027                       $      8,403,564
        25,000      Progressive Corp., OH,
                    Unsecured Note, 7.30%,

                    6/1/2006                                  26,186
     3,300,000      Provident Cos., Inc.,
                    Bond, 7.405%, 3/15/2038                3,171,333
     6,500,000 1, 2 Reinsurance Group of
                    America, Sr. Note, 7.25%,

                    4/1/2006                               6,800,274
       925,000      SAFECO Corp., Note,
                    7.875%, 4/1/2005                         972,610
     3,000,000      SunAmerica, Inc., Deb.,
                    8.125%, 4/28/2023                      3,453,840

     1,000,000      SunAmerica, Inc., Medium
                    Term Note, 7.34%,

                    8/30/2005                              1,066,540
     1,500,000      SunAmerica, Inc., Sr.
                    Note, 6.20%, 10/31/1999                1,507,260
       525,000      Transamerica Corp., Note,
                    6.75%, 11/15/2006                        532,875
     1,000,000 1, 2 USF&G Corp., 8.312%,
                    7/1/2046                               1,073,800

     5,750,000      USF&G Corp., Company
                    Guarantee, 8.47%,

                    1/10/2027                              6,001,448

     6,000,000 1, 2 Union Central Life
                    Insurance Co., Note,

                    8.20%, 11/1/2026                       6,432,840
                    TOTAL                                 84,578,852
                    LEISURE & ENTERTAINMENT-0.9%
     9,150,000      Paramount Communications,
                    Inc., Sr. Deb., 8.25%,

                    8/1/2022                               9,639,891
                    MACHINERY & EQUIPMENT-0.7%

     7,500,000      Continental Airlines,
                    Inc., Pass Thru Cert.,
                    Series 1997-4 B, 6.90%,

                    1/2/2017                               7,536,825
                    METALS & MINING-4.2%

     9,600,000      Barrick Gold Corp., Deb.,

                    7.50%, 5/1/2007                       10,071,744
    11,000,000      Inco Ltd., Note, 9.60%,
                    6/15/2022                             10,762,180
     8,850,000 1, 2 Normandy Finance Ltd.,
                    Company Guarantee, 7.50%,

                    7/15/2005                              8,712,825
     9,000,000      Placer Dome, Inc., Bond,
                    8.50%, 12/31/2045                      8,988,984
     7,375,000      Santa Fe Pacific Gold,
                    Note, 8.375%, 7/1/2005                 7,446,759
                    TOTAL                                 45,982,492

                    OIL & GAS-2.9% 5,250,000 1, 2 Baker Hughes, Inc., Sr.

                    Note, 6.25%, 1/15/2009                 5,167,575
       125,000      Chevron Capital USA, Inc.,
                    Unsecd. Note, 7.45%,

                    8/15/2004                                129,505
    10,250,000      Husky Oil Ltd., Sr. Note,
                    7.125%, 11/15/2006                     9,991,188

     3,957,000      Occidental Petroleum
                    Corp., Note, 8.50%,

                    9/15/2004                              3,997,084
     8,750,000      Sun Co., Inc., 9.00%,
                    11/1/2024                              9,998,450
     2,500,000      Sun Co., Inc., Deb.,
                    9.375%, 6/1/2016                       2,847,250
                    TOTAL                                 32,131,052


PRINCIPAL

AMOUNT                                                         VALUE

                    CORPORATE BONDS-continued
                    PRINTING & PUBLISHING-0.9%

 $   1,500,000      News America Holdings,

                    Inc., 10.125%, 10/15/2012       $      1,732,815
     3,000,000      News America Holdings,
                    Inc., Company Guarantee,

                    8.00%, 10/17/2016                      3,227,880
     4,850,000      News America Holdings,
                    Inc., Deb., 7.90%,

                    12/1/2095                              5,044,000
                    TOTAL                                 10,004,695

                    REAL ESTATE-2.6%
     8,250,000      Price REIT, Inc., Sr. Note,

                    7.50%, 11/5/2006                       8,347,020
     5,400,000      Simon Property Group,
                    Inc., Note, 7.125%,

                    2/9/2009                               5,323,374
     3,250,000      Storage USA, 8.20%,
                    6/1/2017                               3,204,078
     5,300,000      Storage USA, Deb., 7.50%,
                    12/1/2027                              4,757,333
     7,400,000      Sun Communities, Inc.,
                    Medium Term Note, 6.77%,

                    5/16/2005                              7,098,080
                    TOTAL                                 28,729,885

                    RETAILERS-4.4%
     5,000,000      Dayton-Hudson Corp., Deb.,

                    10.00%, 12/1/2000                      5,331,800
    10,870,000      Harcourt General, Inc.,
                    Sr. Deb., 7.20%, 8/1/2027             10,475,963
     8,547,148      K Mart Corp., Pass Thru
                    Cert., 8.54%, 1/2/2015                 8,958,778
     5,600,000      May Department Stores Co.,
                    Deb., 8.125%, 8/15/2035                6,052,704
     4,250,000      Safeway, Inc., Bond,
                    6.50%, 11/15/2008                      4,264,833
     1,650,000      Shopko Stores, Inc.,
                    8.50%, 3/15/2002                       1,735,008
    10,497,000      Shopko Stores, Inc., Sr.
                    Note, 9.25%, 3/15/2022                12,294,821
                    TOTAL                                 49,113,907

                    SOVEREIGN GOVERNMENT-2.1%
     4,565,000      Colombia, Republic of,

                    Note, 7.25%, 2/15/2003                 4,216,919
     3,390,000      Quebec, Province of, Deb.,
                    9.125%, 8/22/2001                      3,606,116
     2,310,000      Quebec, Province of,
                    11.00%, 6/15/2015                      2,538,182
     3,500,000      Quebec, Province of, Deb.,
                    13.25%, 9/15/2014                      3,757,005

     4,300,000      South Africa, Government
                    of, Global Bond Deb.,

                    9.625%, 12/15/1999                     4,349,794
     3,500,000      Sweden, Kingdom of, Deb.,
                    10.25%, 11/1/2015                      4,519,900
                    TOTAL                                 22,987,916

                    SURFACE TRANSPORTATION-1.1%

    11,050,000      Trans Ocean Container
                    Corp., Sr. Sub. Note,

                    12.25%, 7/1/2004                      11,889,358
                    TECHNOLOGY SERVICES-1.7%

     2,030,000      Adaptec, Inc., Conv. Bond,

                    4.75%, 2/1/2004                        1,707,352
    11,237,000      Dell Computer Corp., Deb.,
                    7.10%, 4/15/2028                      11,219,920

     6,900,000      National Semiconductor
                    Corp., Conv. Bond, 6.50%,

                    10/1/2002                              5,861,757
                    TOTAL                                 18,789,029


PRINCIPAL

AMOUNT                                                         VALUE

                    CORPORATE BONDS-continued

                    TELECOMMUNICATIONS &
                    CELLULAR-1.0%

 $     700,000      AT&T Corp., Unsecd. Note,

                    Series A, 8.20%, 2/15/2005      $        713,454
     3,450,000      BellSouth
                    Telecommunications, Inc.,

                    Deb., 7.625%, 5/15/2035                3,541,356
       750,000      BellSouth
                    Telecommunications, Inc.,

                    Note, 6.00%, 6/15/2002                   756,525
     6,050,000      Lucent Technologies, Inc.,
                    Global Bond, 6.45%,

                    3/15/2029                              5,845,510
                    TOTAL                                 10,856,845

                    UTILITIES-3.1%

        55,000      Baltimore Gas & Electric
                    Co., 1st Ref. Mtg., 7.50%,

                    1/15/2007                                 59,331
        25,000      Bell Atlantic Corp., Deb.,
                    7.375%, 10/15/2007                        25,147
     5,150,000      Enersis S.A., Note, 7.40%,
                    12/1/2016                              4,830,906
     5,500,000 1, 2 Israel Electric Corp.
                    Ltd., Sr. Note, 7.875%,

                    12/15/2026                             5,236,880
     3,400,000 1, 2 Israel Electric Corp.
                    Ltd., Sr. Secd. Note,

                    7.75%, 3/1/2009                        3,491,276

       900,000      National Rural Utilities
                    Cooperative Finance Corp.,
                    Collateral Trust, 5.50%,

                    1/15/2005                                880,208

     8,500,000      National Rural Utilities
                    Cooperative Finance Corp.,
                    Medium Term Note, 5.75%,

                    12/1/2008                              8,221,965
     5,795,000      Puget Sound Energy, Inc.,
                    Medium Term Note, 7.02%,

                    12/1/2027                              5,821,251
     6,500,000 1, 2 Tenaga Nasional Berhad,
                    Deb., 7.50%, 1/15/2096                 5,213,390
                    TOTAL                                 33,780,354

                    TOTAL CORPORATE BONDS
                    (IDENTIFIED COST

                    $675,424,570)                        679,701,455
                    GOVERNMENT AGENCIES-1.6%

     7,500,000      Federal Farm Credit
                    System, Medium Term Note,

                    5.93%, 8/7/2008                        7,462,950

     5,000,000      Federal Home Loan Bank
                    System, Sr. Note, 5.80%,

                    9/2/2008                               4,946,850

     3,000,000      Federal Home Loan Mortgage
                    Corp., Deb., 8.29%,

                    9/30/2009                              3,160,980

       900,000      Federal National Mortgage
                    Association, 7.65%,

                    3/10/2005                                983,970

       175,000      Federal National Mortgage
                    Association, Note, 6.87%,

                    10/2/2001                                178,766

       700,000      Federal National Mortgage
                    Association, Note, 7.50%,

                    4/16/2007                                728,280

       805,000      Financial Assistance

                    Corp., 9.20%, 9/27/2005                  845,073

                    TOTAL GOVERNMENT AGENCIES

                    (IDENTIFIED COST $18,617,318)         18,306,869
                    MUNICIPAL SECURITIES-3.7%

     5,630,000      Atlanta & Fulton County, GA
                    Recreation Authority,
                    Taxable Revenue Bonds,
                    Series 1997, 7.00% Bonds
                    (Downtown Arena
                    Project)/(FSA INS),

                    12/1/2028                              5,622,794

     6,050,000      Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA
                    LOC),

                    11/1/2018                              6,339,432

     3,090,000      McKeesport, PA, Taxable GO
                    Series B 1997, 7.30% Bonds

                    (MBIA INS), 3/1/2020                   3,117,532

PRINCIPAL
AMOUNT

OR SHARES                                                      VALUE

                    MUNICIPAL SECURITIES-continued

  $  3,000,000      Miami Florida Revenue
                    Pension Obligation, 7.20%
                    Bonds (AMBAC LOC),

                    12/1/2025                       $      2,978,970
     4,940,000      Minneapolis/St. Paul, MN
                    Airport Commission, UT GO
                    Taxable Revenue Bonds
                    (Series 9), 8.95% Bonds
                    (Minneapolis/St. Paul,

                    MN), 1/1/2022                          5,425,306

     4,675,000      Pittsburgh, PA Urban
                    Redevelopment Authority,
                    8.01% Bonds (Alcoa, Inc.),

                    6/1/2015                               5,035,770

     2,635,000      Pittsburgh, PA Urban
                    Redevelopment Authority,
                    9.07% Bonds (CGIC GTD),

                    9/1/2014                               2,988,960

     2,200,000      Southeastern, PA
                    Transportation Authority,
                    (Series B), 8.75% Bonds

                    (FGIC GTD), 3/1/2020                   2,448,292
     4,200,000      St. Johns County, FL
                    Convention Center, Taxable
                    Municipal Revenue Bonds,
                    8.00% Bonds (FSA INS),

                    1/1/2026                               4,375,266

     2,080,000      Tampa Florida Sports
                    Authority, 8.02% Bonds

                    (MBIA GTD), 10/1/2026                  2,313,896
                    TOTAL MUNICIPAL

                    SECURITIES (IDENTIFIED

                    COST $39,192,223)                     40,646,218
                    PREFERRED STOCKS-1.7%

                    REAL ESTATE-1.0%
         8,000      Highwoods Properties,

                    Inc., REIT Perpetual Pfd.

                    Stock, Series A, $86.25                7,096,800
        80,000      Prologis Trust, Cumulative
                    Pfd.                                   3,680,000
                    TOTAL                                 10,776,800

                    TECHNOLOGY SERVICES-0.7%
        74,960      Microsoft Corp.,

                    Cumulative Conv. Pfd.,

                    Series A, $2.20                        7,449,150
                    TELECOMMUNICATIONS &
                    CELLULAR-0.0%

        23,658      AT&T Corp., Cumulative

                    Pfd., $2.43                              652,074
         3,872      AT&T Corp., Pfd.  101,156
                    TOTAL                                    753,230

                    TOTAL PREFERRED STOCKS
                    (IDENTIFIED COST

                    $19,682,906)                          18,979,180
                    ASSET-BACKED SECURITIES-1.5%
                    FINANCIAL INTERMEDIARIES-0.1%

 $   1,000,000      Green Tree Financial Corp.
                    1992-2, Class B, 9.15%,

                    1/15/2018                                997,070
                    STRUCTURED PRODUCT (ABS)-1.2%

     9,000,000 1, 2 125 Home Loan Owner Trust
                    1998-1A, Class B1, 9.26%,

                    2/15/2029                              8,040,960

     3,514,063      Green Tree Home Equity Loan
                    Trust 1999-A, Class B2A,

                    7.44%, 2/15/2029                       3,514,063

       562,948      Merrill Lynch Mortgage
                    Investment, Inc. 1988-H,

                    Class B, 9.70%, 6/15/2008                560,837
     1,000,000      Residential Funding Corp.
                    1993-S26, Series 1993-S26,
                    Class A10, 7.50%,

                    7/25/2023                              1,014,380
                    TOTAL                                 13,130,240


PRINCIPAL

AMOUNT                                                         VALUE

                    ASSET-BACKED SECURITIES-

                    continued
                    WHOLE LOAN-0.2%

 $   2,429,658    1 SMFC Trust Asset-Backed
                    Certificates, Series 1997-
                    A, Class 4, 7.7191%,
                    1/28/2025                       $      2,090,993
                    TOTAL ASSET-BACKED
                    SECURITIES (IDENTIFIED

                    COST $17,544,916)                     16,218,303
                    U.S. TREASURY OBLIGATIONS-7.3%

                    U.S TREASURY BONDS-7.2%

     4,900,000      United States Treasury

                    Bond, 5.25%, 2/15/2029                 4,599,483
     6,615,000      United States Treasury
                    Bond, 6.125%, 11/15/2027               6,835,015
     8,100,000      United States Treasury
                    Bond, 6.375%, 8/15/2027                8,635,329
       400,000      United States Treasury
                    Bond, 7.50%, 11/15/2016                  468,912
    14,000,000      United States Treasury
                    Bond, 8.00%, 11/15/2021               17,557,680
     8,000,000      United States Treasury
                    Bond, 8.125%, 5/15/2021               10,131,440
       610,000      United States Treasury
                    Bond, 8.25%, 5/15/2005                   629,002
    11,000,000      United States Treasury
                    Bond, 8.50%, 2/15/2020                14,338,170
    12,750,000      United States Treasury
                    Bond, 11.625%, 11/15/2004             16,519,155
                    TOTAL                                 79,714,186

                    U.S. TREASURY NOTES-0.1%

       325,000      United States Treasury

                    Note, 8.00%, 8/15/1999                   328,104
                    TOTAL U.S. TREASURY

                    OBLIGATIONS (IDENTIFIED

                    COST $92,946,488)                     80,042,290
                    MUTUAL FUNDS-21.0%

       209,529      Federated Mortgage Core

                    Portfolio                              2,089,000
    24,085,169      The High Yield Bond
                    Portfolio                            229,531,660

                    TOTAL MUTUAL FUNDS
                    (IDENTIFIED COST

                    $230,555,292)                        231,620,660
                    TOTAL INVESTMENTS
                    (IDENTIFIED COST

                    $1,093,763,713) 3                $ 1,085,514,975


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 1999, these securities amounted to $82,375,269 which represents 7.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $80,284,276 which represents 7.3% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's board of directors.

3 The cost of investments for federal tax purposes amounts to $1,093,763,713. The net unrealized depreciation of investments on a federal tax basis amounts to $8,248,738 which is comprised of $12,154,513 appreciation and $20,403,251 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($1,102,920,818) at April 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation CGIC -Capital Guaranty Insurance Corporation FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GO -General Obligation GTD -Guaranty INS -Insured LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PLC -Public Limited Company REIT -Real Estate Investment Trust UT -Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)


ASSETS:
Total investments in
securities, at value
(identified and tax cost
$1,093,763,713)                                 $ 1,085,514,975
Income receivable                                    20,764,490
Receivable for investments
sold                                                  4,219,184
Receivable for shares sold                              181,265
TOTAL ASSETS                                      1,110,679,914
LIABILITIES:

Payable for investments
purchased                       $ 4,170,311
Payable for shares
redeemed                            791,107
Income distribution
payable                           2,500,762
Accrued expenses                    296,916
TOTAL LIABILITIES                                     7,759,096
Net assets for 113,662,375
shares outstanding                              $ 1,102,920,818
NET ASSETS CONSIST OF:

Paid in capital                                 $ 1,118,980,627
Net unrealized
depreciation of
investments                                          (8,248,738)
Accumulated net realized
loss on investments                                  (6,152,272)
Distributions in excess of
net investment income                                (1,658,799)
TOTAL NET ASSETS                                $ 1,102,920,818
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
CLASS A SHARES:
Net Asset Value Per Share
($252,586,172 / 26,052,344
shares outstanding)                                       $9.70
Offering Price Per Share
(100/95.50 of $9.70) 1                                   $10.16
Redemption Proceeds Per
Share                                                     $9.70
CLASS B SHARES:
Net Asset Value Per Share
($353,649,657 / 36,444,465
shares outstanding)                                       $9.70
Offering Price Per Share                                  $9.70
Redemption Proceeds Per
Share (94.50/100 of $9.70) 1                              $9.17
CLASS C SHARES:
Net Asset Value Per Share
($95,876,368 / 9,877,391
shares outstanding)                                       $9.71
Offering Price Per Share                                  $9.71
Redemption Proceeds Per
Share (99.00/100 of $9.71)
1                                                         $9.61
CLASS F SHARES:
Net Asset Value Per Share
($400,808,621 / 41,288,175
shares outstanding)                                       $9.71
Offering Price Per Share
(100/99.00 of $9.71) 1                                    $9.81
Redemption Proceeds Per
Share (99.00/100 of $9.71)                                $9.61


1 See "Investing in the Fund" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)


INVESTMENT INCOME:
Dividends                                                         $  10,146,747
Interest                                                             31,638,692
TOTAL INCOME                                                         41,785,439
EXPENSES:

Investment advisory fee                         $ 3,958,712
Administrative personnel
and services fee                                    397,983
Custodian fees                                       24,403
Transfer and dividend
disbursing agent fees and
expenses                                            321,831
Directors'/Trustees' fees                             7,881
Auditing fees                                         7,675
Legal fees                                            5,296
Portfolio accounting fees                            81,146
Distribution services fee-
Class B Shares                                    1,238,783
Distribution services fee-
Class C Shares                                      325,880
Shareholder services fee-
Class A Shares                                      292,209
Shareholder services fee-
Class B Shares                                      412,928
Shareholder services fee-
Class C Shares                                      108,627
Shareholder services fee-
Class F Shares                                      505,807
Share registration costs                             92,524
Printing and postage                                 96,693
Insurance premiums                                    3,391
Taxes                                                41,820
Miscellaneous                                        10,471
TOTAL EXPENSES                                    7,934,060
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                   $  (543,246)
Waiver of shareholder
services fee-Class A
Shares                             (58,442)
Waiver of shareholder
services fee-Class F
Shares                             (40,465)
TOTAL WAIVERS                                      (642,153)
Net expenses                                                          7,291,907
Net investment income                                                34,493,532
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on
investments                                                          (2,538,158)
Net change in unrealized
depreciation of
investments                                                         (10,647,892)
Net realized and
unrealized loss on
investments                                                         (13,186,050)
Change in net assets
resulting from operations                                         $  21,307,482


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


                                      SIX MONTHS

                                           ENDED                  YEAR
                                     (unaudited)                 ENDED

                                       APRIL 30,           OCTOBER 31,
                                            1999                  1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $    34,493,532       $    54,419,790
Net realized gain (loss) on
investments ($2,538,158
net loss and $1,140,275 net
gain, respectively, as
computed for federal tax
purposes)                             (2,538,158)            1,191,985
Net change in unrealized
depreciation of
investments                          (10,647,892)          (20,779,931)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS             21,307,482            34,831,844
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                        (8,278,366)          (11,400,747)
Class B Shares                       (10,410,370)          (14,716,321)
Class C Shares                        (2,747,628)           (3,536,230)
Class F Shares                       (14,196,942)          (25,598,671)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (35,633,306)          (55,251,969)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               249,827,757           552,685,388
Net asset value of shares
issued to shareholders in
payment of
distributions declared                21,004,883            30,105,726
Cost of shares redeemed             (136,914,419)         (246,947,952)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         133,918,221           335,843,162
Change in net assets                 119,592,397           315,423,037
NET ASSETS:

Beginning of period                  983,328,421           667,905,384
End of period                    $ 1,102,920,818       $   983,328,421


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                APRIL 30,                    YEAR ENDED OCTOBER 31,
                                     1999           1998         1997        1996       1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 9.82         $10.02       $ 9.72      $ 9.76     $ 9.64
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.33           0.70         0.74        0.71       0.26
Net realized and
unrealized gain (loss)
on investments                      (0.11)         (0.19)        0.26       (0.04)      0.11
TOTAL FROM INVESTMENT

OPERATIONS                           0.22           0.51         1.00        0.67       0.37
LESS DISTRIBUTIONS:

Distributions from net

investment income                   (0.34)         (0.71)       (0.70)      (0.71)     (0.25)
NET ASSET VALUE, END OF

PERIOD                             $ 9.70         $ 9.82       $10.02      $ 9.72     $ 9.76
TOTAL RETURN 2                       2.27%          5.14%       10.73%       7.21%      3.92%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                           1.20%  4       1.20%        1.25%       1.30%      1.37%  4
Net investment income 3              6.72%  4       6.74%        7.10%       7.21%      7.87%  4
Expenses (after waivers)             1.05%  4       1.05%        1.05%       1.05%      1.02%  4
Net investment income
(after waivers)                      6.87%  4       6.89%        7.30%       7.46%      8.22%  4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $252,586       $210,768     $111,377     $37,045     $5,070
Portfolio turnover                     14%            20%          55%         49%        77%


1 Reflects operations for the period from June 28, 1995 (date of initial pub lic investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                APRIL 30,                      YEAR ENDED OCTOBER 31,
                                     1999           1998         1997         1996        1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 9.83         $10.02       $ 9.72       $ 9.76      $ 9.64
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.30           0.61         0.64         0.64        0.24
Net realized and
unrealized gain (loss)
on investments                      (0.12)         (0.18)        0.28        (0.04)       0.11
TOTAL FROM

INVESTMENT OPERATIONS                0.18           0.43         0.92         0.60        0.35
LESS DISTRIBUTIONS:
 Distributions from net

investment income                   (0.31)         (0.62)       (0.62)       (0.64)      (0.23)
NET ASSET VALUE, END OF

PERIOD                             $ 9.70         $ 9.83       $10.02       $ 9.72      $ 9.76
TOTAL RETURN 2                       1.78%          4.34%        9.86%        6.40%       3.72%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                           1.95%  4       1.95%        2.00%        2.05%       2.11%  4
Net investment income 3              5.97%  4       5.99%        6.35%        6.46%       7.06%  4
Expenses (after waivers)             1.85%  4       1.85%        1.85%        1.85%       1.81%  4
Net investment income
(after waivers)                      6.07%  4       6.09%        6.50%        6.66%       7.36%  4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $353,650       $302,010     $191,600     $125,620     $27,768
Portfolio turnover                     14%            20%          55%          49%         77%


1 Reflects operations for the period from June 28, 1995 (date of initial pub lic investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                APRIL 30,                    YEAR ENDED OCTOBER 31,
                                     1999          1998        1997        1996       1995 1
NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 9.83        $10.02      $ 9.72      $ 9.76     $ 9.64
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                0.30          0.61        0.64        0.64       0.24
Net realized and
unrealized gain (loss)
on investments                      (0.11)        (0.18)       0.28       (0.04)      0.11
TOTAL FROM INVESTMENT

OPERATIONS                           0.19          0.43        0.92        0.60       0.35
LESS DISTRIBUTIONS:

Distributions from net

investment income                   (0.31)        (0.62)      (0.62)      (0.64)     (0.23)
NET ASSET VALUE, END OF

PERIOD                             $ 9.71        $ 9.83      $10.02      $ 9.72     $ 9.76
TOTAL RETURN 2                       1.89%         4.35%       9.86%       6.40%      3.72%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                           1.95%  4      1.95%       2.00%       2.05%      2.11%  4
Net investment income 3              5.97%  4      5.99%       6.35%       6.50%      7.01%  4
Expenses (after waivers)             1.85%  4      1.85%       1.85%       1.85%      1.81%  4
Net investment income
(after waivers)                      6.07%  4      6.09%       6.50%       6.70%      7.31%  4
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $95,876       $76,645     $39,398     $22,897     $5,508
Portfolio turnover                     14%           20%         55%         49%        77%


1 Reflects operations for the period from June 28, 1995 (date of initial pub lic investment) to October 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                               SIX MONTHS

                                    ENDED

                              (unaudited)

                                APRIL 30,                           YEAR ENDED OCTOBER 31,
                                     1999           1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 9.83         $10.02       $ 9.72       $ 9.76       $ 9.08       $10.30
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                0.33           0.69         0.72         0.71         0.79         0.76
Net realized and
unrealized gain (loss) on
investments                         (0.11)         (0.18)        0.28        (0.04)        0.65        (1.09)
TOTAL FROM INVESTMENT

OPERATIONS                           0.22           0.51         1.00         0.67         1.44        (0.33)
LESS DISTRIBUTIONS:
Distributions from net
investment income                   (0.34)         (0.70)       (0.70)       (0.71)       (0.76)       (0.75)
Distributions from net
realized gain on
investment transactions                 -              -            -            -            -        (0.14)
TOTAL DISTRIBUTIONS                 (0.34)         (0.70)       (0.70)       (0.71)       (0.76)       (0.89)
NET ASSET VALUE,

END OF PERIOD                      $ 9.71         $ 9.83       $10.02       $ 9.72       $ 9.76       $ 9.08
TOTAL RETURN 1                       2.27%          5.12%       10.70%        7.18%       16.51%       (3.41%)

RATIOS TO AVERAGE
NET ASSETS:

Expenses 2                           1.20%  3       1.20%        1.25%        1.30%        1.34%        1.38%
Net investment income 2              6.72%  3       6.74%        7.10%        7.16%        7.89%        7.59%
Expenses (after waivers)             1.08%  3       1.08%        1.08%        1.08%        1.03%        1.05%
Net investment income
(after waivers)                      6.84%  3       6.86%        7.27%        7.38%        8.20%        7.92%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $400,809       $393,905     $325,531     $267,720     $195,502     $146,270
Portfolio turnover                     14%            20%          55%          49%          77%          74%


1 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Investment Series Fund, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, man agement investment company. The Corporation consists of one portfolio. The financial statements included herein are only those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income, asset-backed securities, and unlisted securities and private placement secu rities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end invest ment companies are valued at net asset value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take posses sion, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repur chase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other rec ognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or stan dards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At April 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $3,614,114, which will reduce the Fund's taxable income aris ing from future net realized gain on investments, if any, to the extent per mitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryfor ward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2002                     $2,219,551
2003                        523,012
2004                        429,659
2005                        441,892

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security posi tions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registra tion under federal securities laws or in transactions exempt from such regis tration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the sec ondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at April 30, 1999 is as follows:

                            ACQUISITION   ACQUISITION

SECURITY                    DATE          COST

SMFC Trust

Asset-Backed Certificates   2/4/1998      2,253,275

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and rev enues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At April 30, 1999, par value shares ($0.001 per share) authorized were as follows:

                 NUMBER OF PAR VALUE
CLASS NAME       CAPITAL STOCK AUTHORIZED
Class A Shares        25,000,000
Class B Shares        25,000,000
Class C Shares        25,000,000
Class F Shares       525,000,000
Unclassified         400,000,000
TOTAL              1,000,000,000

Transactions in capital stock were as follows:


                                     SIX MONTHS ENDED

                                       (unaudited)                       YEAR ENDED
                                     APRIL 30, 1999                   OCTOBER 31, 1998

CLASS A SHARES:                  SHARES            AMOUNT          SHARES               AMOUNT
Shares sold                    7,489,421       $  73,675,398      19,595,096       $  197,221,690
Shares issued to
shareholders in payment of
distributions declared           609,548           5,975,639         776,367            7,782,888
Shares redeemed               (3,516,793)        (34,555,105)    (10,021,537)        (100,802,326)
NET CHANGE RESULTING FROM
CLASS A SHARES

TRANSACTIONS                   4,582,176       $  45,095,932      10,349,926       $  104,202,252


                                     SIX MONTHS ENDED

                                       (unaudited)                        YEAR ENDED
                                      APRIL 30, 1999                   OCTOBER 31, 1998

CLASS B SHARES:                 SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    8,368,130       $  82,403,288      14,243,376       $  143,240,209
Shares issued to
shareholders in payment of
distributions declared           647,179           6,354,628         877,230            8,800,059
Shares redeemed               (3,302,765)        (32,472,490)     (3,518,193)         (35,411,250)
NET CHANGE RESULTING FROM
CLASS B SHARES

TRANSACTIONS                   5,712,544       $  56,285,426      11,602,413       $  116,629,018


                                   SIX MONTHS ENDED

                                       (unaudited)                         YEAR ENDED
                                      APRIL 30, 1999                    OCTOBER 31, 1998

CLASS C SHARES:                  SHARES            AMOUNT           SHARES             AMOUNT
Shares sold                    3,005,544       $  29,582,488       4,651,816       $   46,838,466
Shares issued to
shareholders in payment of
distributions declared           186,937           1,835,287         239,280            2,400,749
Shares redeemed               (1,111,859)        (10,953,108)     (1,026,844)         (10,323,405)
NET CHANGE RESULTING FROM
CLASS C SHARES

TRANSACTIONS                   2,080,622       $  20,464,667       3,864,252       $   38,915,810


                                      SIX MONTHS ENDED

                                         (unaudited)                      YEAR ENDED
                                       APRIL 30, 1999                  OCTOBER 31, 1998

CLASS F SHARES:                  SHARES            AMOUNT           SHARES             AMOUNT
Shares sold                    6,516,579       $  64,166,583      16,425,062       $  165,385,023
Shares issued to
shareholders in payment of
distributions declared           696,352           6,839,329       1,108,796           11,122,031
Shares redeemed               (5,993,242)        (58,933,716)     (9,968,205)        (100,410,972)
NET CHANGE RESULTING FROM
CLASS F SHARES

TRANSACTIONS                   1,219,689       $  12,072,196       7,565,653       $   76,096,082
NET CHANGE RESULTING FROM

SHARES TRANSACTIONS           13,595,031       $ 133,918,221      33,382,244       $  335,843,162


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Mangement Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administra tive Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Feder ated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                   PERCENTAGE OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS OF CLASS

Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%

For the period ended April 30, 1999, Class A Shares did not incur a distribu tion services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of aver age daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discre tion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disburs ing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1999, were as follows:

Purchases   $301,964,339
Sales       $143,344,671

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking mea sures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other gov ernment agency. Investment in mutual funds involves investment risk, includ ing the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts con cerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated

World-Class Investment Manager

SEMI-ANNUAL REPORT
AS OF APRIL 30, 1999

Federated Bond Fund

Established 1987

12TH SEMI-ANNUAL REPORT

[Graphic]
Federated

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 461444507
Cusip 461444606
Cusip 461444705
Cusip 461444309

2072302 (6/99)

[Graphic]

                                    APPENDIX

A1. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/20/87 to 4/30/99. The "y" axis is measured in increments of $5,000 ranging from $0 to $35,000 and indicates that the ending value of a hypothetical initial investment of $12,000 in the Fund's Class F Shares assuming the reinvestment of all dividends and capital gains, would have grown to $34,563 on 4/30/99.

A2. The graphic presentation here displayed consists of a legend in the upper left quadrant indication the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/20/87 to 4/30/99. The "y" axis is measured in increments of $5,000 ranging from $0 to $25,000 and indicates that the ending value of a hypothetical yearly initial investment of $1,000 in the fund's Class F Shares, assuming the reinvestment of all dividends and capital gains, would have grown to $22,247 on 4/30/99.

A3. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/30/89 to 4/30/99. The "y" axis is measured in increments of $10,000 ranging from $0 to $60,000 and indicates that the ending value of a hypothetical initial investment of $20,000 in the fund's Class F Shares would have grown to $50,050.